Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Company's Internal Credit Quality Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	$ 256,253	$ 242,570
Total loans	260,849	247,851
Total outstanding commitments	548,404	508,678
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	255,014	242,581
Total outstanding commitments	539,614	501,535
Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	2,002	1,680
Total outstanding commitments	3,945	2,964
Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	3,833	3,590
Total outstanding commitments	4,845	4,179
Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	5,835	5,270
Total outstanding commitments	8,790	7,143
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	88,402	80,377
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	85,206	78,409
Commercial [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,629	1,204
Commercial [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,567	764
Commercial [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	3,196	1,968
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	42,137	42,795
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	41,079	41,322
Commercial Real Estate [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	365	451
Commercial Real Estate [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	693	1,022
Commercial Real Estate [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	1,058	1,473
Residential Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	53,496	51,619
Residential Mortgages [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	52,548	50,479
Residential Mortgages [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	2	5
Residential Mortgages [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	946	1,135
Residential Mortgages [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	948	1,140
Other Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	51,206	49,264
Other Retail [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	50,899	48,932
Other Retail [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	6	20
Other Retail [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	301	312
Other Retail [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	307	332
Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	21,012	18,515
Credit Card [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	20,775	18,275
Credit Card [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	237	240
Credit Card [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	237	240
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	256,253	242,570
Total Loans, Excluding Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	250,507	237,417
Total Loans, Excluding Covered Loans [Member] | Special Mention Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	2,002	1,680
Total Loans, Excluding Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	3,744	3,473
Total Loans, Excluding Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans, excluding covered loans	5,746	5,153
Covered Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,596	5,281
Covered Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	4,507	5,164
Covered Loans [Member] | Classified Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	89	117
Covered Loans [Member] | Total Criticized [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 89	$ 117